Condensed Interim Consolidated Balance Sheets - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 54,842,012	$ 56,903,038
Vessel held for sale	0	8,083,405
Receivables, trade	24,202,268	27,460,132
Prepayments	1,354,454	1,291,399
Advances and deposits	2,813,756	2,132,804
Other receivables	198,778	786,084
Inventories	9,748,034	12,812,039
Total current assets	93,159,302	109,468,901
Non-current assets
Vessels and vessel equipment, net	674,153,681	721,492,473
Deferred drydock expenditure, net	8,127,177	7,127,364
Ballast water treatment systems, net	1,917,976	528,774
Leasehold improvements, net	387,846	423,620
Other non-current assets, net	3,553,101	3,549,511
Operating lease, right of use asset	1,958,062	2,169,158
Total non-current assets	690,097,843	735,290,900
TOTAL ASSETS	783,257,145	844,759,801
Current liabilities
Payables, trade	18,453,053	24,608,108
Other payables	83,918	35,900
Accrued interest on debt and finance leases	1,957,778	1,732,859
Current portion of long-term debt	19,771,824	22,834,543
Current portion of finance lease obligations	17,743,185	25,849,200
Current portion of operating lease obligations	416,278	477,147
Total current liabilities	58,426,036	75,537,757
Non-current liabilities
Non-current portion of long-term debt	188,274,119	205,519,705
Non-current portion of finance lease obligations	206,759,314	215,626,898
Non-current portion of operating lease obligations	1,302,900	1,491,507
Total non-current liabilities	396,336,333	422,638,110
Equity
Share capital	350,192	350,192
Additional paid in capital	415,516,029	414,508,403
Treasury stock	(15,348,909)	(15,348,909)
Accumulated deficit	(72,022,536)	(52,925,752)
Total equity	328,494,776	346,583,934
TOTAL LIABILITIES AND EQUITY	$ 783,257,145	$ 844,759,801